Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2023		2024		2024

	(In millions)
Bills payable	Rs.	117,907.5	Rs.	139,454.3	US$	1,673.3
Remittances in transit		61,927.3		85,743.4		1,028.8
Accrued expenses		45,684.4		82,752.6		993.0
Accounts payable		206,920.4		292,846.0		3,513.9
Derivatives (-refer to note 2 5 )		98,783.5		109,409.9		1,312.8
Deferred tax		—		288,154.4		3,457.6
Lease liability		97,658.9		131,043.0		1,572.4
Others		125,471.4		165,599.2		1,987.0

Total	Rs.	754,353.4	Rs.	1,295,002.8	US$	15,538.8